Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Deferred tax assets
Lease liabilities	$ 46,633	$ 36,664	$ 66,845	$ 48,928	$ 35,415
Net operating loss carry-forwards	32,934	25,894	150,781	110,364	226,384
Allowance for credit losses	41,603	32,709	10,369	7,590
Depreciation	5,619	4,418	7,421	5,432
Deferred tax liabilities
Right-of-use assets	(46,337)	(36,431)	(66,416)	(48,614)	(33,244)
Unbilled revenue	(459,428)	(361,214)	(560,836)	(410,507)	(800,352)
Deferred tax liabilities, net	$ (378,976)	$ (297,960)	$ (391,836)	$ (286,807)	$ (578,383)